GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.3%	Value
	Australia: 6.3%
28,819	Corporate Travel Management Ltd.	$312,192
19,149	Sonic Healthcare Ltd.	366,865
		679,057
	China: 55.3%
8,900	Alibaba Group Holding Ltd.*	97,288
1,700	Alibaba Group Holding Ltd. - ADR*	147,458
16,900	Autohome Inc. - ADR	512,915
3,400	Baidu Inc.*	456,790
293,000	China Medical System Holdings Ltd.	443,761
66,500	China Merchants Bank Co., Ltd. - H Shares	277,693
205,000	Geely Automobile Holdings Ltd.	241,893
100,700	Inner Mongolia Yili Industrial Group Co., Ltd. - A Shares	366,104
380	JD.com In. - CL A	5,585
9,000	JD.com Inc. - ADR	262,170
800	Meituan - Class B	11,707
148,809	NARI Technology Co., Ltd. - A Shares	452,506
5,200	NetEase Inc. - ADR	520,832
49,000	Ping An Insurance Group Company of China Ltd. - H Shares	280,644
114,600	Sany Heavy Industry Co., Ltd. - A Shares	249,544
44,300	Shenzhou International	424,289
659,000	Sino Biopharmaceutical Ltd.	238,160
8,000	Tencent Holdings Ltd.	312,818
108,400	Venustech Group Inc. - A Shares	419,500
71,960	Wuxi Lead Intelligent Equipment Co., Ltd. - A Shares	268,421
		5,990,078
	Singapore: 4.5%
19,962	DBS Group Holdings Ltd.	491,220

	South Korea: 10.2%
38,530	Hanon Systems	268,361
980	LG Household & Health Care Ltd.	323,531
10,050	Samsung Electronics Co., Ltd.	508,266
		1,100,158
	Taiwan: 13.4%
51,000	Elite Material Co., Ltd.	676,648
4,800	Largan Precision Co., Ltd.	317,679
2	Shin Zu Shing Co., Ltd.	5
28,000	Taiwan Semiconductor Manufacturing Co., Ltd.	453,951
		1,448,283

GUINNESS ATKINSON ASIA FOCUS FUND

Schedule of Investments

at September 30, 2023 (Unaudited)

Shares	Common Stocks: 99.3%	Value
	United States: 9.6%
3,508	Applied Materials Inc.	$485,683
670	Broadcom Inc.	556,489
		1,042,172

	Total Common Stocks	$10,750,968
	(cost $9,164,978)

	Total Investments in Securities	10,750,968
	(cost $9,164,978): 99.3%

	Other Assets less Liabilities: 0.7%	75,830

	Net Assets: 100.0%	$10,826,798

*	Non-income producing security.

ADR - American Depository Receipt